Provisions for employees' benefits (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Post-employment benefits
Post-employment benefits	$ 11,481,064	$ 8,606,551
Current	1,929,087	1,816,882
Non-current	9,551,977	6,789,669
Healthcare [Member]
Post-employment benefits
Post-employment benefits	6,908,799	5,507,784
Pension [Member]
Post-employment benefits
Post-employment benefits	2,853,718	1,452,322
Education [Member]
Post-employment benefits
Post-employment benefits	458,441	479,945
Bonds [Member]
Post-employment benefits
Post-employment benefits	352,917	331,064
Other plans [Member]
Post-employment benefits
Post-employment benefits	98,729	82,576
Termination benefits - Voluntary retirement plan [Member]
Post-employment benefits
Post-employment benefits	124,186	137,859
Post employment and termination benefits [Member]
Post-employment benefits
Post-employment benefits	10,796,790	7,991,550
Other Employment Benefts [Member]
Post-employment benefits
Post-employment benefits	96,678	93,199
Social benefits and salaries [Member]
Post-employment benefits
Post-employment benefits	$ 587,596	$ 521,802